13. Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Taxes Tables
Income Tax and Social Contribution

	12.31.2017	12.31.2016
Current assets
IR and CSLL paid in advance	937,663	765,150
IR and CSLL to be offset against liability	(435,978)	(576,198)
	501,685	188,952
Noncurrent assets
IR and CSLL paid in advance	176,480	169,967
	176,480	169,967
Current liabilities
IR and CSLL due	362,307	547,992
IR and CSLL to be offset against asset	(275,997)	(506,538)
	86,310	41,454

Changes in Deferred Income Tax and Social Contribution
	Balance as of January 1, 2016	Recognized in income	Recognized in other comprehensive income	Balance as of December 31, 2016 Restated	Recognized in income	Recognized in other comprehensive income	Balance as of December 31, 2017

Noncurrent assets
Provisions for legal claims	456,316	(17,778)	-	438,538	75,820	-	514,358
Post-employment benefits	201,260	28,634	30,174	260,068	16,716	16,827	293,611
Impairment of assets	252,026	37,591	-	289,617	20,944	-	310,561
Research and development and energy efficiency programs	116,671	25,608	-	142,279	14,046	-	156,325
Provision for energy purchases	184,471	(69,214)	-	115,257	14,620	-	129,877
Allowance for doubtful accounts	125,941	3,697	-	129,638	(16,258)	-	113,380
Tax losses and negative tax basis	6,050	45,063	-	51,113	59,545	-	110,658
Social security contributions - injunction on judicial deposit	36,758	17,992	-	54,750	6,106	-	60,856
Amortization - concession	39,539	4,592	-	44,131	4,591	-	48,722
Concession contracts	38,009	(11,803)	-	26,206	(1,300)	-	24,906
Provision for tax losses	17,426	5,750	-	23,176	739	-	23,915
Provision for profit sharing	25,825	(4,494)	-	21,331	939	-	22,270
Financial instruments	6,316	6,607	-	12,923	2,795	-	15,718
Others	95,875	(4,538)	-	91,337	(33,878)	-	57,459
	1,602,483	67,707	30,174	1,700,364	165,425	16,827	1,882,616
(-) Noncurrent liabilities
Concession contracts	91,359	349,163	-	440,522	95,204	-	535,726
Deemed cost	539,190	(52,395)	-	486,795	(36,911)	-	449,884
Escrow deposits monetary variation	-	62,538	-	62,538	(7,210)	-	55,328
Transaction cost on borrowings and debentures	7,768	1,874	-	9,642	11,896	-	21,538
Deferment of capital gains	11,320	-	-	11,320	-	-	11,320
Capitalization of financial charges	5,357	-	-	5,357	-	-	5,357
Result from the change in the
investment valuation method	-	17,717	-	17,717	(17,717)	-	-
Others	410,141	(380,822)	1,229	30,548	14,906	(853)	44,601
	1,065,135	(1,925)	1,229	1,064,439	60,168	(853)	1,123,754
Net	537,348	69,632	28,945	635,925	105,257	17,680	758,862
Assets presented in the Statement of Financial Position	537,562			814,355			915,492
Liabilities presented in the Statement of Financial Position	(214)			(178,430)			(156,630)

Realization of Deferred Tax Credits

	Assets	Liabilities
2018	482,107	(82,039)
2019	268,072	(105,308)
2020	185,597	(71,167)
2021	115,637	(69,403)
2022	80,570	(70,448)
2023 to 2025	193,845	(189,305)
2026 to 2028	556,788	(536,084)
	1,882,616	(1,123,754)

Other Recoverable Taxes and Other Taxes Due

	12.31.2017	12.31.2016
Current assets
Recoverable ICMS (VAT)	68,773	62,934
Recoverable PIS/Pasep and Cofins taxes	133,090	52,240
PIS/Pasep and Cofins to be offset against liabilities	(4,202)	(47,810)
Other recoverable taxes	571	567
	198,232	67,931
Noncurrent assets
Recoverable ICMS (VAT)	36,740	35,659
PIS/Pasep and Cofins taxes	46,858	62,113
Other recoverable taxes	33,376	33,336
	116,974	131,108
Current liabilities
ICMS (VAT) payable	151,928	113,793
PIS/Pasep and Cofins payable	138,797	136,437
PIS/Pasep and Cofins to be offset against assets	(121,165)	(87,629)
IRRF on JSCP	97,065	90,147
IRRF on JSCP to be offset against IR and CSLL assets	(43,018)	(29,841)
Special Tax Regularization Program - Pert (13.3.1)	45,108	-
Ordinary financing of taxes with the federal tax authorities	63,791	59,558
Other taxes	12,981	12,529
	345,487	294,994
Noncurrent liabilities
Social security contributions - injunction on judicial deposit	179,373	161,336
Pert (13.3.1)	488,563	-
Ordinary financing of taxes with the federal tax authorities	85,054	138,969
TCFRH (a)	53,349	-
Other taxes	3,237	2,841
	809,576	303,146
(a) Fee for Control, Monitoring and Inspection of Activities of Exploitation and Use of Water Resources

Debt balance after joining Pert

				Consolidated debt	Reduction of fine	Debt balance
Tax	Principal	Fine	Interest	before joining Pert (1)	and interest - Pert (2)	(1) - (2)
PIS	29,432	5,886	8,612	43,930	7,866	36,064
Cofins	135,614	27,123	39,678	202,415	36,242	166,173
IRPJ	286,528	57,306	89,814	433,648	80,404	353,244
CSLL	105,791	21,158	33,159	160,108	29,685	130,423
	557,365	111,473	171,263	840,101	154,197	685,904

Tax credits

Tax	Principal	Interest	Total
PIS	40,379	6,716	47,095
Cofins	185,134	30,803	215,937
IRPJ	369,900	50,219	420,119
CSLL	164,996	23,310	188,306
	760,409	111,048	871,457

Reconciliation of Provision for Income Tax (IRPJ) and Social Contribution (CSLL)
	12.31.2017	12.31.2016 Restated	12.31.2015 Restated

Income before IRPJ and CSLL	1,392,941	1,394,162	1,693,794
IRPJ and CSLL (34%)	(473,600)	(474,015)	(575,890)
Tax effects on:
Equity in income	36,555	66,899	21,882
Interest on own capital	90,440	96,202	67,320
Dividends	497	838	572
Non deductible expenses	(26,292)	(11,624)	(13,706)
Tax incentives	14,973	16,567	18,757
Unrecognized income and social contribution tax loss carry-forwards	(5,645)	-	-
Setting up and/or offset of income tax and social contribution losses of prior years	90,804	-	(909)
Difference between the calculation bases of deemed profit and taxable profit	(19,680)	(114,149)	(15,302)
Others	17,262	(100,408)	(34,953)
Current IRPJ and CSLL	(379,943)	(589,322)	(698,023)
Deferred IRPJ and CSLL	105,257	69,632	165,794
Effective rate - %	19.7%	37.3%	31.4%